CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration Risk | Costs | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	54.00%	24.90%
Supplier Concentration Risk | Costs | Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)			16.90%
Supplier Concentration Risk | Accounts payable | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)		43.80%
Supplier Concentration Risk | Accounts payable | Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)	79.50%
Supplier Concentration Risk | Accounts payable | Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)		31.30%
Supplier Concentration Risk | Accounts payable | Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.60%
Supplier Concentration Risk | Accounts payable | Supplier E
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.30%
Customer Concentration Risk | Customer A | Accounts receivable
Concentration Risk [Line Items]
Concentration risk (as a percent)	45.70%
Customer Concentration Risk | Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.40%
Customer Concentration Risk | Customer B | Accounts receivable
Concentration Risk [Line Items]
Concentration risk (as a percent)	21.30%	47.20%
Customer Concentration Risk | Customer B | Revenue
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.50%
Customer Concentration Risk | Customer C | Accounts receivable
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.80%	10.50%
Customer Concentration Risk | Customer D | Accounts receivable
Concentration Risk [Line Items]
Concentration risk (as a percent)		38.20%